Business Combination and Other Transaction	12 Months Ended
Dec. 31, 2025
Business Combination and Other Transaction [Abstract]
BUSINESS COMBINATION AND OTHER TRANSACTION

NOTE 3 – BUSINESS COMBINATION:

The acquisition of Nanox Health IT Inc. (the “NHIT transaction”)

On November 19, 2025 (the “NHIT closing date”), the Company completed the acquisition of 100% of the shares of Vaso Healthcare IT Corp. (which subsequently changed its name to Nanox Health IT Inc.), a Delaware corporation (“NHIT”), pursuant to the terms of the Stock Purchase Agreement, dated November 19, 2025, between Nanox Imaging Inc., and Vaso Corporation Inc. NHIT is a healthcare information technology provider serving hospitals and healthcare providers across the United States, resells and supports third-party healthcare IT infrastructure, cybersecurity, compliance, and imaging and clinical systems solutions for U.S. healthcare organizations. At the NHIT closing date, Nanox U.S. purchased 100% of the shares of NHIT on a fully diluted basis for $200 thousand in cash. In addition, upon the successful achievement of certain milestones related to revenue from active customers as defined in the Stock Purchase Agreement, the Company will pay additional cash consideration in the amount of up to $600 thousand Earn-Out that shall be calculated as 10% of all revenues received from current NHIT’s active customers as of Closing date, during the two-year earn-out period. Revenue in the amount of $382 thousand and net loss in the amount of $165 thousand of the acquiree included in the Company’s consolidated statements of operations for the period starting from the closing date to December 31, 2025.

The NHIT transaction was accounted in accordance with ASC 805, “Business Combinations”, using the acquisition method of accounting with the Company as the acquirer.

The following table summarizes the fair value of the consideration transferred to NHIT shareholders for the NHIT transaction:

U.S. $ in thousands
Cash payments	$200
Contingent consideration at estimated fair value	470
Total consideration	$670

In accordance with ASC 805, the estimated contingent consideration as of the Vaso Corporation Inc. transaction date was included in the purchase price. The total contingent payments could reach to a maximum aggregate amount of up to $600 thousand. All of the payments shall be settled in cash. The estimated fair value of the contingent consideration is based on management’s assessment of whether, and at what level, the financial metrics will be achieved, and the present value factors associated with the timing of the payments. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. Changes in the fair value of contingent consideration will be recorded in operating expenses.

The fair value of the contingent consideration is based on the projected revenue from the acquired customers. The weighted average discount rate, calculated based on the relative fair value of the contingent consideration liabilities, was 24.4%. The contingent consideration is evaluated quarterly, or more frequently, if circumstances dictate. Changes in the fair value of contingent consideration are recorded in consolidated statements of income. Significant changes in unobservable inputs, mainly the probability of success and revenue projected, could result in changes to the contingent consideration liabilities.

The allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$-
Accounts Receivables	315
Intangible assets	381
Other current assets	333
Total assets acquired	1,029

Accounts payables	315
Other labilities	79
Deferred revenue	281
Total liabilities assumed	675
Total assets acquired, and liabilities assumed, net	354
Goodwill	316

The allocation of the purchase price to net assets acquired and liability assumed resulted in the recognition of intangible asset related to customers’ relationship of $381 thousand and goodwill of $316 thousand. As such, the goodwill will be assigned to the operational segment of AI and software solutions. The goodwill is attributable to the workforce of the acquired business. The intangible asset relates to customers’ relationship has a useful-life of 7.08 years.  This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration is based on the projected revenue from the acquired customers. The weighted average discount rate was 24.4%. The contingent consideration is evaluated quarterly, or more frequently, if circumstances dictate. Changes in the fair value of contingent consideration are recorded in consolidated statements of income. Changes in unobservable inputs, mainly the probability of success and revenue projected, could result in changes to the contingent consideration liabilities. Refer to notes 2d and 2k.

The amount of the acquisition-related costs was approximately $116 thousand which was recognized as an expense in the general and administration expenses.

The following unaudited pro forma information presents the combined results of operations of the Company and NHIT as if the acquisition of NHIT had been completed on January 1, 2024.

The unaudited pro forma results include adjustments primarily related to amortization of the acquired intangible assets as referenced above, as of January 1,2024. The unaudited pro forma results do not reflect any cost-saving synergies from operating efficiencies, or the effect of the incremental costs incurred from integrating NHIT. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition of NHIT had occurred at the beginning of 2024.

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
	US$ in thousand
Revenue	$16,197	$15,880
Net loss	$(76,140)	$(54,308)